Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenues	$ 22,872	$ 20,653
Cost of revenues	6,924	6,304
Gross profit	15,948	14,349
Operating expenses:
Research and development, net	6,512	6,674
Sales and marketing	7,559	6,533
General and administrative	4,983	4,604
Adjustment to earn-out consideration		(77)
Total operating expenses	19,054	17,734
Operating loss	(3,106)	(3,385)
Other income (loss), net	5	(2)
Financial expenses, net	(201)	(375)
Loss before taxes on income	(3,302)	(3,762)
Tax benefit (expense)	(7)	114
Loss	$ (3,309)	$ (3,648)
Basic and diluted loss per share	$ (0.08)	$ (0.11)
Weighted average number of shares used in computing basic loss per share	39,125	32,696
Weighted average numbers of shares used in computing diluted loss per share	39,125	32,696